U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2


1.	Name and address of issuer:	FFTW Funds, Inc.
		200 Park Avenue, 46th Floor
		New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):	[ X ]

3.	Investment Company Act File Number: 811-05796
	Securities Act File Number: 33-27896

4(a).	Last day of fiscal year for which this Form is filed:
	December 31, 2006

4(b).	[  ]	Check box if this Form is being filed late (i.e., more than
	90 calendar days after the end of the issuer's fiscal year).
	NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE

4(c).	[   ]	Check box if this is the last time the issuer will be filing
		this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):  $450,895,269

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	    $638,652,368

	(iii)	Aggregate price of securities redeemed	or repurchased during
		any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
		 payable to the Commission:	 	   $1,878,446,093

	(iv)	Total available redemption credits [add items 5(ii) and
		5(iii)]:	 		        ($2,517,098,461)


	(v)	Net sales -- if item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]: $0

	(vi)	Redemption credits available for use in future years
		 -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: ($2,066,203,192)

	(vii)	Multiplier for determining registration	fee:	x  0.0000307

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
		(enter "0" if no fee is due):	=  $0



6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant
	to rule 24e-2 as in effect before October 11, 1997, then report the amount
	of securities (number of shares or other units) deducted here: __. If there
	is a number of shares or other units that were registered pursuant to rule
	24e-2 remaining unsold at the end of the fiscal year for which this form is
	filed that are available for use by the issuer in future fiscal years, then
	state that number here: __.

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year:	+ $

8.	Total of the amount of the registration fee due plus any interest due
	[Item 5(viii) plus Item 7]:	= $

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:     N/A

	Method of Delivery:


			[   ]  Wire Transfer
			[   ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Susan L. Silva
				Susan L. Silva
				Assistant Treasurer

Date: 	March 22, 2007